Segments - Summary of Revenue by Segment and Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 69,478	$ 78,933	$ 224,700	$ 218,231	$ 293,770	$ 220,742	$ 189,919
Income (loss) from operations	(3,799)	884	(157,081)	19,748	(7,922)	9,180	7,738
Wholesale
Segment Reporting Information [Line Items]
Net revenue	20,811	24,549	67,260	62,923	84,534	72,908	75,435
Income (loss) from operations	(1,637)	3,270	(129,331)	12,654	5,507	15,044	14,777
Direct to Consumer
Segment Reporting Information [Line Items]
Net revenue	17,174	19,595	63,101	69,316	92,416	66,605	55,639
Income (loss) from operations	(2,929)	916	43	14,834	15,047	11,437	7,149
Business to Business
Segment Reporting Information [Line Items]
Net revenue	31,490	33,657	94,385	83,349	113,934	77,440	54,056
Income (loss) from operations	5,562	10,457	16,445	26,274	16,920	17,944	14,783
Corporate and Other
Segment Reporting Information [Line Items]
Net revenue	3	1,132	(46)	2,643	2,886	3,789	4,789
Income (loss) from operations	$ (4,795)	$ (13,759)	$ (44,238)	$ (34,014)	$ (45,396)	$ (35,245)	$ (28,971)